Amounts due to directors	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Amounts Due To Directors [Abstract]
Amounts Due To Directors [Text Block]

10.           Amounts due to directors

The amounts due to directors are unsecured and repayable on demand.  The balances are interest free, except for the amounts of $47,433 as of March 31, 2012 and $47,136 as of December 31, 2011, which were interest bearing at a fixed rate of 24% per annum.

14.	Amounts due to directors

These amounts are interest free, unsecured and repayable on demand, except to the amount of $47,136 and $75,700 as of December 31, 2011 and 2010, which bears interest at a rate of 24% and 6.96% per annum, respectively.